Share-based payment	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Share-based payment

18.   Share-based payment

The Company grants to its eligible employees, restricted stocks, ruled by plans approved at the General Shareholder’s Meeting, with the purpose of: (i) stimulating the expansion, success and achievement of the Company’s social objectives; (ii) aligning the interests of the Company’s shareholders with those of the eligible employees; and (iii) enabling the Company and its subsidiaries to attract and retain the employees. The limit of grants is 2.5% of the common, registered, book-entry shares with no par value, representative of the Company’s total capital stock.

Annually, or whenever it deems appropriate, the Board of Directors approves the grant of restricted stocks, electing the beneficiaries in favor of which the Company will transfer the restricted stocks, establishing the terms, quantities and conditions of acquisition of rights related to restricted stocks.

The vesting is conditional to the: (i) continuity of the employment relationship with the Company for three years after the grant date; (ii) achievement of a minimum shareholder return defined by the Board of Directors in the granting agreements and measured at the end of the vesting period; or (iii) any other conditions determined by the Board of Directors in each grant.

The breakdown of the outstanding shares granted is set forth as follows:

Date		Quantity		Grant (1)
Grant	Vesting date	Shares granted	Outstanding shares	Fair value of the shares

07/01/21	07/01/24	2,883,737	368,287	28.58
07/01/22	07/01/25	4,703,472	2,056,022	14.11
06/01/23	06/01/26	4,726,960	4,726,960	7.38
07/01/23	07/01/26	2,108,504	2,082,859	8.98
		14,422,673	9,234,128
(1)	Amounts expressed in Brazilian Reais.

The rollforward of the granted options and shares for the year ended on December 31, 2023, is presented as follows:

Outstanding stocks as of December 31, 2021	5,395,519
Granted
Restricted stocks - July 2022	4,703,472
Exercised / Delivered:
Restricted stocks – grant of June, 2021	(189,285)
Restricted stocks – grant of June, 2020	(317,386)
Restricted stocks – grant of July, 2019	(83,175)
Restricted stocks – grant of June, 2019	(107,309)
Forfeiture (1) :
Restricted stocks – grant of July, 2022	(947,335)
Restricted stocks – grant of July, 2021	(1,554,424)
Restricted stocks – grant of June, 2020	(1,425,333)
Restricted stocks – grant of September, 2019	(22,867)
Restricted stocks - grant of July, 2019	(237,142)
Restricted stocks – grant of June, 2019	(82,203)
Outstanding stocks as of December 31, 2022	5,132,532
Granted
Restricted stocks - July 2023	2,108,504
Restricted stocks - June 2023	4,726,960
Exercised / Delivered:
Restricted stocks – grant of July, 2022	(282,887)
Restricted stocks – grant of July, 2021	(106,713)
Restricted stocks – grant of June, 2020	(149,618)
Forfeiture (1) :
Restricted stocks – grant of July, 2023	(25,645)
Restricted stocks – grant of July, 2022	(1,417,225)
Restricted stocks – grant of July, 2021	(463,260)
Restricted stocks – grant of June, 2020	(288,520)
Outstanding stocks as of December 31, 2023	9,234,128
(1)	The forfeitures are related to the resignation of eligible executive before the end of the vesting period.

The Company has registered under shareholders’ equity, the fair value of share-based compensation plans in the amount of R$203,374 (R$195,655 as of December 31, 2022) and in the amount of R$19,821 under non-current liabilities (R$15,584 of December 31, 2022). In the statement of income for the year ended on December 31, 2023 the amount recognized as expense was R$38,499 (R$29,390 for the year ended December 31, 2022).